Related Party Transactions - Summary of financial information of groups equity method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Loans		¥ 99,257,363	¥ 98,444,745
Total assets		276,741,152	272,173,152	¥ 248,780,700
Total liabilities		266,191,227	261,741,965
Total equity		10,549,924	10,431,187	9,725,134
Noncontrolling interests		484,909	502,116
Total interest and dividend income		6,166,977	5,767,000	3,388,791
Provision (credit) for credit losses		96,943	47,135	93,753
Net interest income after provision (credit) for credit losses		1,163,055	1,157,788	1,114,974
Income before income tax expense		759,300	1,623,100	69,200
Net income	[1]	559,756	1,197,992	34,028
Equity Method Investee
Related Party Transaction [Line Items]
Loans		6,978,000	6,924,000
Total assets		26,562,000	28,447,000
Deposits		700,000	2,684,000
Total liabilities		22,003,000	24,829,000
Total equity		4,559,000	3,618,000
Noncontrolling interests		26,000	29,000
Total interest and dividend income		962,000	958,000	750,000
Total interest expense		323,000	384,000	239,000
Provision (credit) for credit losses		83,000	83,000	96,000
Net interest income after provision (credit) for credit losses		556,000	490,000	415,000
Income before income tax expense		474,000	394,000	261,000
Net income		¥ 354,000	¥ 298,000	¥ 194,000

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”